Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Voyage revenues (i)(ii)	132,305	119,098	114,592
Time-charter hire expenses (iii)	—	—	(9,396)
Restructuring charges (iv)	—	—	(2,651)
Equity income (v)	2,423	2,417	2,417